Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,930,000
Previously Paid Amount	0.00
Total Fee Amount	341.91
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 341.91
Narrative - Max Aggregate Offering Price	$ 3,930,000.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true